LONG-TERM DEBT - Breakdown of long-term debt (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Long-term debt
Total long-term debt	$ 2,561.8	$ 4,120.0	$ 2,607.1	$ 4,262.3
Change in fair value related to hedged interest rate risk		16.8		9.1
Financing costs, net of amortization		(25.3)		(31.2)
Total long-term debt, current and non current		4,111.5		4,240.2	$ 4,219.6
Bank credit facilities
Long-term debt
Total long-term debt				89.3
Senior Notes
Long-term debt
Total long-term debt		$ 4,120.0		$ 4,173.0